Total
TCG Cash Reserve Money Market Fund
Investment Objective

The investment objective of TCG Cash Reserve Money Market Fund ("Fund"), a series of TCG Financial Series Trust I ("Trust"), is to achieve preservation of capital, current income, liquidity and stability of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG Cash Reserve Money Market Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculations for years after Year #1 in the example assume that the Fund's Rule 12b-1 Distribution Fee has been included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition, a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund's cash component consists of money market or other demand deposits ("Deposits") in accounts with U.S. banks or savings and loan associations (“Banks”) whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), subject to each Bank’s FDIC insurance limit per deposit (currently $250,000). The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("Government Securities"), or in repurchase agreements for Government Securities. The Fund may also invest in U.S. Government money market funds. All investments will be payable in U.S. dollars.

The Fund's Advisor (as defined below) will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund's dollar-weighted average legal maturity (“WAM”) will be 60 days or less, and the dollar-weighted average life to maturity (“WAL”) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

Although the Fund is a money market fund, it will price and transact at a "floating" net asset value (“NAV”) that will fluctuate based on changes in the value of the Fund's investment.

Principal Risks of Investing in the Fund

The Fund is subject to management risk and the Fund may not achieve its objective if the Advisor's expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund's yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. If the Fund holds a Deposit at a bank that fails, the Fund may incur losses to the extent that the Deposit exceeds the FDIC insurance limit.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Because the share price of the Fund may fluctuate, when you sell your shares they may be worth less than what you originally paid for them.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.

Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.CatalystTCGFunds.com or by calling the Fund toll-free at 1-866-707-8588.

Annual Returns For Years Ended December 31, 2016

Best Quarter	June 30, 2016	0.10%
Worst Quarter	June 30, 2015	0.02%

Average Annual Total Returns (For the periods ended December 31, 2016)

The Institutional Class Shares' seven-day current yield on December 31, 2016 was 0.56%.

Returns would have been lower if the Fund's adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.